Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
2.	Summary of Significant Accounting Policies

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and include the accounts of Global-E Online Ltd. and its wholly owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.

Reclassifications

Certain prior period amounts have been reclassified in order to conform to the current period presentation.

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting periods. Significant items subject to such estimates and assumptions include, but are not limited to, the allocation of transaction price among various performance obligations, the estimated customer life on deferred contract acquisition costs, the allowance for credit losses, the fair value of financial assets and liabilities; the fair value of acquired intangible assets and goodwill, the useful lives of acquired intangible assets and property and equipment, share-based compensation, until the Company’s IPO, including the determination of the fair value of the Company’s Ordinary Shares, and the valuation of deferred tax assets and uncertain tax positions. The Company bases these estimates on historical and anticipated results, trends and various other assumptions that it believes are reasonable under the circumstances, including assumptions as to future events. Actual results could differ from those estimates.

Foreign Currency

The functional currency of the Company is the U.S. dollar. Accordingly, foreign currency assets and liabilities are remeasured into U.S. dollars at the end-of-period exchange rates except for non-monetary assets and liabilities, which are measured at historical exchange rates. Revenue and expenses are remeasured each day at the exchange rate in effect on the day the transaction occurred or at the average exchange rate for the relevant period.

Concentration of Risks

Financial instruments that potentially subject the Company to a concentration of credit risk consist of cash and cash equivalents, restricted cash, short-term deposits, accounts receivable and marketable securities. The Company maintains its cash, cash equivalents, restricted cash, and short-term deposits with high-quality financial institutions mainly in the U.S., UK and Israel, the composition and maturities of which are regularly monitored by the Company.

In the years ended December 31, 2021, the revenue generated by the Company’s largest customer was $31,346. In the year ended December 31, 2022, and 2023 there aren’t revenues from a single customer which exceed 10% of the Company’s revenues.

Cash, Cash Equivalents, and Restricted Cash

Cash and cash equivalents consist of cash in banks. The Company considers all highly liquid investments, with an original maturity of three months or less at the date of purchase, to be cash equivalents. The Company maintains certain cash amounts restricted as to its withdrawal or use. The Company’s restricted cash primarily consists of security deposits collateralizing the Company’s operating leases.

The following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within the consolidated balance sheets that sum to the total of the same such amounts shown in the consolidated statements of cash flows:

	December 31,
	2021	2022	2023
Cash and cash equivalents	$448,623	$165,033	$200,081
Cash and cash equivalents included in funds receivable	$10,063	$46,302	$68,334
Restricted cash included in other assets	$213	$187	$182

Total cash, cash equivalents, and restricted cash	$458,899	$211,522	$268,597

Marketable Securities

The Company classifies its marketable securities as available-for-sale at the time of purchase and re-evaluates such classification at each balance sheet date. The Company may sell these securities at any time for use in current operations even if they have not yet reached maturity. As a result, the Company classifies its marketable securities, including those with maturities beyond 12 months, as current assets in the Consolidated Balance Sheets. The Company carries these securities at fair value and records unrealized gains and losses, net of taxes, in accumulated other comprehensive income, which is reflected as a component of shareholders’ equity. The Company periodically evaluates its marketable securities to assess whether those account for a credit loss. Expected credit losses on available-for-sale debt securities are recognized in financial expenses, net, on the Company’s consolidated statements of operations, and any remaining unrealized losses, net of taxes, are included in accumulated other comprehensive income in stockholders' equity. For the year ended December 31, 2021, the Company has recognized other than temporary impairment in the amount of $140 in its Consolidated Statements of operations as a result of the Company intention to sell specific Marketable securities. The Company has not recorded credit losses for the year ended December 31, 2022 and 2023. The Company periodically evaluates its available-for-sale debt securities for impairment. If the amortized cost of an individual security exceeds its fair value, the Company considers its intent to sell the security or whether it is more likely than not that it will be required to sell the security before recovery of its amortized basis. If either of these criteria are met, the Company writes down the security to its fair value and records the impairment charge in financial expenses (income), net, in the Consolidated Statements of Operations. If neither of these criteria are met, the Company determines whether credit loss exists. Changes in allowance for expected credit losses, is recorded in financial expenses (income), net.

Fair Value Measurements

Fair value is defined as the exchange price that would be received from the sale of an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company measures financial assets and liabilities at fair value at each reporting period using a fair value hierarchy which requires the Company to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Three levels of inputs may be used to measure fair value:

Level 1 – Quoted prices in active markets for identical assets or liabilities.

Level 2 – Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 – Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Financial instruments consist of cash and cash equivalents, restricted cash, short-term deposits, accounts receivables, accounts payables, accrued liabilities, and marketable securities. Short-term deposits, Cash and cash equivalents, accounts receivable, accounts payable, and accrued liabilities are stated at their carrying value, which approximates fair value due to the short time to the expected receipt or payment date. Marketable securities are stated at fair value on a recurring basis. See note 14.

Other Comprehensive Income (loss)

The Company accounts for comprehensive income (loss) in accordance with Accounting Standards Codification No. 220, "Comprehensive Income" ("ASC No. 220"). This statement establishes standards for the reporting and display of comprehensive income and its components in a full set of general-purpose financial statements. Comprehensive income generally represents all changes in shareholders' deficit during the period except those resulting from investments by, or distributions to shareholders.

The total accumulated other comprehensive income was comprised as follows:

	Year ended December 31,
	2021	2022	2023
	Unrealized gain (loss) on marketable securities	Unrealized gain (loss) on marketable securities	Unrealized gain (loss) on marketable securities
Beginning balance	$111	$(159)	$(1,926)
Net current period other comprehensive income (loss)	(410)	(1,840)	506
reclassification adjustments for losses included in net income	140	73	-
Total accumulated other comprehensive loss	$(159)	$(1,926)	$(1,420)

Accounts Receivable, Net

Accounts receivable are recorded at the invoiced amount and amounts for which revenue has been recognized but not invoiced, net of allowance for credit losses. The allowance for credit losses is based on historical collection experience, customer creditworthiness, current and future economic condition and market condition. Additionally, specific allowance amounts are established to record the appropriate provision for customers that have a higher probability of default. Accounts receivables are written off after all reasonable means to collect the full amount have been exhausted.

Property and Equipment, Net

Property and equipment are stated at cost net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the respective assets. Expenditures for maintenance and repairs are expensed as incurred.

The estimated useful lives of the Company’s property and equipment are as follows:

Computer and software	3 years
Furniture and office equipment	3 – 7 years
Leasehold improvements	Shorter of remaining lease
term or estimated useful life

Business Combinations

The Company accounts for business combinations in accordance with ASC 805, “Business Combinations”. ASC 805 requires recognition of assets acquired, liabilities assumed, and any non-controlling interest at the acquisition date, measured at their fair values as of that date. The Company determines the recognition of intangible assets based on the following criteria: (i) the intangible asset arises from contractual or other rights; or (ii) the intangible asset is separable or divisible from the acquired entity and capable of being sold, transferred, licensed, returned or exchanged.

The excess of the fair value of the purchase price over the fair values of the identifiable assets and liabilities is recorded as goodwill. Determining the fair value of the identifiable assets and liabilities requires management to use significant judgment and estimates including the forecasted revenue and revenues growth rates, discount rates, customer contract renewal rates and customer attrition rates.

Critical estimates in valuing certain intangible assets include, but are not limited to, future expected cash flows from customer relationships, merchant/network affiliate relationships, publisher relationships, technology, tradenames, and discount rates. The Company estimates fair value based upon assumptions that are believed to be reasonable, but which are inherently uncertain and unpredictable and, as a result, actual results may differ from estimates.

Upon the conclusion of the measurement period or final determination of the fair value of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recorded to the Company’s consolidated statement of operations.

Acquisition related costs are expensed in the statement of operations in the period incurred.

Intangible Assets

Acquired identifiable finite-lived intangible assets are amortized on a straight-line basis over the estimated useful lives of the assets. The basis of amortization approximates the pattern in which the assets are utilized, over their estimated useful lives. The Company routinely reviews the remaining estimated useful lives of finite-lived intangible assets. In case the Company reduces the estimated useful life for any asset, the remaining unamortized balance is amortized or depreciated over the revised estimated useful life.

The estimated useful lives of the Company’s intangible assets are as follows:

Years

Technology	2-7
Partnership Agreement	6
Customer Relationships	1-5
Trademark	2
Marketing Asset	5
GTS Duty Calculator	9

Goodwill

Goodwill reflects the excess of the purchase price over the estimated fair values of the identifiable net assets acquired in business combinations. Goodwill is not amortized and is tested for impairment at least on an annual basis. The Company operates as one reporting unit and the fair value of the reporting unit is estimated using quoted market prices of the Company’s stock in active markets. The Company tests goodwill for impairment annually in the fourth quarter and whenever events or changes in circumstances indicate the carrying amount of goodwill may not be recoverable.

When testing goodwill for impairment, the Company may first perform a qualitative assessment. If the Company determines it is not more likely than not the reporting unit’s fair value is less than its carrying value, then no further analysis is necessary. If the Company determines that it is more likely than not that the fair value of its reporting unit is less than its carrying amount, then the quantitative impairment test will be performed. The Company may elect to bypass the qualitative assessment and proceed directly to performing a quantitative analysis. Under the quantitative impairment test, if the carrying amount of the Company’s reporting unit exceeds its fair value, the Company recognizes an impairment of goodwill for the amount of this excess. There was no impairment of goodwill in the years ended December 31, 2022 and 2023.

Impairment of Long-Lived Assets and intangible assets subject to amortization

The Company evaluates the recoverability of long-lived assets, including property and equipment and intangible assets subject to amortization for possible impairment whenever events or circumstances indicate that the carrying amount of such assets may not be fully recoverable. Such events and changes may include significant changes in performance relative to expected operating results, significant changes in asset use, significant negative industry or economic trends, and changes in the Company’s business strategy. Recoverability of these assets is measured by a comparison of the carrying amounts to the future undiscounted cash flows the assets are expected to generate. If such review indicates that the carrying amount of long-lived assets is not recoverable, the carrying amount of such assets is reduced to fair value. There were no impairment charges to long-lived assets during the periods presented.

Capitalized Software Costs

Costs related to software acquired, developed, or modified solely to meet the Company’s internal requirements, with no substantive plans to market such software at the time of development are capitalized. Costs incurred during the preliminary planning and evaluation stage of the project and during the post implementation operational stage are expensed as incurred. Costs incurred during the application development stage of the project are capitalized. Maintenance costs are expensed as incurred.

Revenue Recognition

The Company’s revenues are comprised of:

1.

Service Fees –The Company provides merchants a global direct-to-consumer e-commerce platform which enables to sell their products to consumers worldwide. Revenue is generated as a percentage of the value of transactions that flow through the Company’s platform.

2.	Fulfillment services – The Company offers shipping, handling, and other global delivery services in order to deliver merchants’ goods to consumers.

In accordance with ASC 606, revenue is recognized when a customer obtains control of promised goods or services are delivered. The amount of revenue recognized reflects the consideration that the Company expects to receive in exchange for these goods or services. To achieve the core principle of this standard, the Company applied the following five steps:

1.	Identification of the contract, or contracts, with the customer

The Company determines that it has a contract with a customer when each party’s rights regarding the products or services to be transferred can be identified, the payment terms for the services can be identified, the Company has determined the customer has the ability and intent to pay, and the contract has commercial substance. At contract inception, the Company evaluates whether two or more contracts should be combined and accounted for as a single contract and whether the combined or single contract includes more than one performance obligation.

2.	Identification of the performance obligations in the contract

Performance obligations promised in a contract are identified based on the products and services that will be transferred to the customer that are both capable of being distinct, whereby the customer can benefit from the products or services either on their own or together with other resources that are readily available from third parties or from the Company, and are distinct in the context of the contract, whereby the transfer of the products and services is separately identifiable from other promises in the contract. The Company identified two distinct performance obligations: service fees and fulfillment services. The Company Offers its platform service solution on a standalone basis (i.e., without the fulfillment services), fulfillment services are offered on an optional basis. Customers may choose to utilize or cease utilizing fulfillment services, either in whole or for select markets, at any time and from time to time.

3.	Determination of the transaction price

The transaction price is determined based on the consideration to which the Company expects to be entitled in exchange for transferring products or delivery of services to the customer. The Company applied the practical expedient in ASC 606 and did not evaluate payment terms of one year or less for the existence of a significant financing component. Revenue is recognized net of any taxes collected from customers which are subsequently remitted to governmental entities (e.g., sales tax and other indirect taxes).

4.	Allocation of the transaction price to the performance obligations in the contract

Contracts that contain multiple performance obligations require an allocation of the transaction price to each performance obligation based on each performance obligation’s relative standalone selling price ("SSP"). To determine SSP, the Company maximizes the use of observable standalone sales and observable data, where available. In instances where performance obligations do not have observable standalone sales, the Company uses the expected cost-plus margin approach to estimate the standalone selling price based on a defined matrix that takes into consideration, among others, the weight, volume and shipping lane of the package. The Company also utilizes available information that may include market conditions, pricing strategies, and other observable inputs. In some cases, the Company provides the platform service solution on a standalone basis. (i.e., without the fulfillment services) since fulfillment service is optional. As for the fulfillment services, the Company provides such services only alongside the platform service solution.

5.	Recognition of the revenue when, or as, a performance obligation is satisfied

Revenue is recognized at the time the related performance obligation is satisfied by transferring the promised product or delivery of service to the customer. Revenue is recognized in an amount that reflects the consideration that the Company expects to receive in exchange for those products or services.

For each performance obligation identified, the Company is required to determine whether control of the good or service transfers to the customer over time or at a point in time. The assessment of whether control transfers over time or at a point in time is critical to the timing of revenue recognition. The control over the promised services for each of the components is transferred as follow:

a.
Service Fees -the revenues are recognized once the transaction is considered completed, when the payment is processed by the Company, and the merchant goods arrive at the Company’s hub. The Company determined it acts as an agent since it does not have control over the goods provided to the shopper, based on the agreement with the merchant. The Company is not primarily responsible for the acceptability of the goods (for example – the quality of the goods provided to the consumer). Furthermore, the Company has no discretion in determining the prices paid by the consumer for the goods. The Company earns a fee based on a fixed percentage of the total amount of the goods. Therefore, revenues derived from the service fees are presented on a net basis.

b.
Fulfillment services - the service is recognized over the shipment time starting upon the dispatch to the carrier until it reaches the consumer. The Company determined it acts as a principal since it is the primary obligor to fulfill its promise to its customers, controls the services (i.e. the Company directs other parties to provide services on its behalf), has discretion in determining the carrier it uses to provide the service and bears the risk of loss if the actual cost of the fulfillment service will exceed the fee. Therefore, revenues derived from the fulfillment services are presented on a gross basis.

The Company elected to apply the optional exemption under ASC 606 not to disclose the remaining performance obligations that relate to contracts with an original expected duration of one year or less.

Disaggregation of Revenue

The following table summarizes revenue by category:

	Year Ended December 31,
	2021		2022		2023
	Amount	Percentage of Revenue	Amount	Percentage of Revenue	Amount	Percentage of Revenue
	(in thousands, except percentages)

Service fees	$96,659	39%	$181,887	44%	$262,255	46%
Fulfillment services	148,615	61%	227,162	56%	307,692	54%

Total revenue	$245,274	100%	$409,049	100%	$569,946	100%

The Company's revenues from service fees provided on a standalone basis were $8,366, $16,515 and $44,461 for the years ended December 31, 2021, 2022 and 2023, respectively.

The following table summarizes revenue by merchant outbound region:

	Year Ended December 31,
	2021		2022		2023
	Amount	Percentage of Revenue	Amount	Percentage of Revenue	Amount	Percentage of Revenue
	(in thousands, except percentages)

United States	71,095	29%	173,967	43%	285,619	50%
United Kingdom	$113,835	47%	$146,562	36%	$173,584	30%
European Union	58,177	23%	78,491	19%	92,566	16%
Israel	1,052	* )	1,357	* )	1,806	* )
Other	1,115	* )	8,672	2%	16,371	3%

Total revenue	$245,274	100%	$409,049	100%	$569,946	100%

*) Less than 1%

Deferred contract acquisition and fulfillment costs

 The Company capitalizes sales commissions paid to sales personnel that are incremental to the acquisition of customer contracts. These costs are recorded as deferred contract acquisition costs on the consolidated balance sheets. The Company determines whether costs should be deferred based on its sales compensation plans and if the commissions are incremental and would not have occurred absent the customer contract.

Sales commissions paid upon the initial acquisition of a customer contract for sales personnel and affiliates are amortized mainly over an estimated period of benefit of five years. The Company determines the period of benefit for sales commissions paid for the acquisition of the initial customer contract by taking into consideration the estimated technological life of the Company’s solution.

Amortization of sales commissions are consistent with each performance obligation and are included in sales and marketing expense in the consolidated statements of operations. The Company has applied the practical expedient in ASC 606 to expense costs as incurred for costs to obtain a contract with a customer when the amortization period would have been one year or less.

The Company capitalizes costs incurred to fulfill its contracts when the costs relate directly to a contract and are expected to generate resources that will be used to satisfy the performance obligation under the contract and are expected to be recovered through revenues generated under the contract. Costs to fulfill contracts are expensed to cost of revenue on a straight-line basis over the estimated technological useful life of the Company's solution which are estimated to be five years.

The Company periodically reviews these deferred contract acquisition costs to determine whether events or changes in circumstances have occurred that could impact the period of benefit. There were no impairment losses recorded during the periods presented.

The following tables represent a roll forward of deferred contract acquisition costs:

Cost to obtain a contract:

	Year Ended December 31,
	2021	2022	2023
	(in thousands)

Beginning balance	$987	$1,801	$2,562
Additions to deferred contract acquisition costs	1,188	1,378	1,463
Amortization of deferred contract acquisition costs	(374)	(617)	(868)
Ending balance	$1,801	$2,562	$3,157

Deferred contract acquisition costs (to be recognized in next 12 months included in other current assets)	$487	$737	$970
Deferred contract acquisition costs, noncurrent	1,314	1,825	2,187
Total deferred contract acquisition costs	$1,801	$2,562	$3,157

Cost to fulfill a contract:

Year Ended December 31,
2023
(in thousands)

Beginning balance	$-
Additions to deferred contract acquisition costs	659
Amortization of deferred contract acquisition costs	(46)
Ending balance	$613

Deferred contract acquisition costs (to be recognized in next 12 months included in other current assets)	$133
Deferred contract acquisition costs, noncurrent	481
Total deferred contract acquisition costs	$613

Cost of Revenue

Cost of revenue primarily consists of expenses related to fulfillment of its services, which mainly include shipping costs, acquiring costs, payroll, hosting and allocated overhead. Overhead is allocated to cost of revenue based on applicable headcount.

Research and Development

Research and development costs include personnel-related expenses associated with the Company’s development personnel responsible for the design, development and testing of its products, cost of development environments and tools, and allocated overhead. Overhead is allocated to research and development based on applicable headcount. Research and development costs are expensed as incurred.

Sales and Marketing Costs

Sales and Marketing costs include mainly personnel-related expenses, sales commissions, direct marketing, events, public relations, commercial agreement amortization (See note 7), amortization of intangible assets and allocated overhead. Overhead is allocated to sales and marketing based on applicable headcount.

General and Administrative

General and administrative expenses primarily consist of personnel-related expenses and merger-related contingent consideration, associated primarily with the Company’s finance, legal, human resources and other operational and administrative functions, professional fees for external legal, accounting and other consulting services, and allocated overhead.

Share-Based Compensation

The Company account for share-based compensation in accordance with ASC No. 718, “Compensation - Stock Compensation” (“ASC No. 718”). Share-based compensation expense related to share awards is recognized based on the fair value of the awards granted. The fair value of restricted stock units (“RSU”) is based on the closing market value of the underlying shares at the date of grant. The fair value of each option award is estimated on the grant date using the Black-Scholes option pricing model. The Black-Scholes option pricing model requires the input of highly subjective assumptions, including the fair value of the underlying Ordinary Shares, the expected term of the option, the expected volatility of the price of the Company’s Ordinary Shares, risk-free interest rates, and the expected dividend yield of Ordinary Shares. The assumptions used to determine the fair value of the option awards represent management’s best estimates. These estimates involve inherent uncertainties and the application of management’s judgment. The related share-based compensation expense is recognized on a straight-line basis over the requisite service period of the awards, including awards with graded vesting and no additional conditions for vesting other than service conditions. Forfeitures are accounted for as they occur.

Income Taxes

The Company is subject to income taxes in Israel, the U.S., U.K and other foreign jurisdictions. These foreign jurisdictions may have different statutory rates than in Israel. Income taxes are accounted in accordance with ASC 740, Income Taxes (“ASC 740”). Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax basis as well as operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The financial effect of changes in tax laws or rates is accounted for in the period of enactment. Valuation allowances are provided when necessary to reduce deferred tax assets to the amount expected to be realized.

The Company recognizes income tax benefits from uncertain tax positions only if it believes that it is more likely than not that the tax position will be sustained upon examination by the taxing authorities based on the technical merits of the position. The tax benefits recognized in the financial statements from such uncertain tax positions are then measured based on the largest benefit that is more likely than not to be realized upon the ultimate settlement. Although the Company believes that it has adequately reserved for its uncertain tax positions (including net interest and penalties), it can provide no assurance that the final tax outcome of these matters will not be materially different. The Company makes adjustments to these reserves when facts and circumstances change, such as the closing of a tax audit or the refinement of an estimate. To the extent that the final tax outcome of these matters is different from the amounts recorded, such differences will affect the provision for income taxes in the period in which such determination is made.

Net Earnings (Loss) Per Share Attributable to Ordinary Shareholders

The Company calculates basic net income (loss) per share by dividing the net income (loss) by the weighted-average number of Ordinary Shares outstanding during the period. Diluted net income (loss) per share is computed by giving effect to all potentially dilutive Ordinary Share equivalents outstanding for the period, including share options and restricted share units. Diluted net income (loss) per share was the same as basic net income (loss) per share in periods when the effects of potentially dilutive shares of Ordinary Shares were anti-dilutive. For periods before the Company’s shares began trading on May 12, 2021, the Company calculated basic net income (loss) per share using the two-class method required for participating securities. These participating securities did not contractually require the holders of such shares to participate in the Company’s losses. As such, net loss for the periods presented was not allocated to the Company’s participating securities.

Segment Information

The Company operates in one operating and reportable segment. Operating segments are defined as components of an enterprise about which separate financial information is evaluated regularly by the chief operating decision maker, who is the Company’s chief executive officer (“CEO”), in deciding how to allocate resources and assessing performance. The Company’s chief operating decision maker allocates resources and assesses performance based upon discrete financial information at the consolidated level.

Revenue by geographical region can be found in the revenue recognition disclosures in Note 2 above. The following table presents the Company’s property and equipment, net of depreciation and amortization as well as the Company’s operating lease ROU assets by geographic region:

	December 31,
	2021	2022	2023
	(in thousands)

Israel	$18,383	$22,823	$23,113
United Kingdom	2,642	3,279	2,799
United States	2,326	3,828	7,265
Rest of world	26	71	111
Total assets, net	$23,377	$30,001	$33,288

Legal Proceedings

In the ordinary course of business, the Company may be subject from time to time to various proceedings, lawsuits, disputes, or claims. The Company investigates these claims as they arise. Although claims are inherently unpredictable, the Company is currently not aware of any matters that, if determined adversely to the Company, would individually or taken together, have a material adverse effect on its business, financial position, results of operations, or cash flows.

Israeli Severance Pay

Pursuant to Israel’s Severance Pay Law, Israeli employees are entitled to severance pay equal to one month’s salary for each year of employment, or a portion thereof. The Company has elected to include its employees in Israel under Section 14 of the Severance Pay Law, under which these employees are entitled only to monthly deposits made in their name with insurance companies, at a rate of 8.33% of their monthly salary. These payments release the Company from any future obligation under the Israeli Severance Pay Law to make severance payments in respect of those employees; therefore, for these employees any liability for severance pay due to these employees, and the deposits under Section 14 are not recorded as an asset in the consolidated balance sheets. For employees which are not under Section 14 of the Severance Pay Law, as of December 31, 2022 and 2023 there is an asset and a liability in the consolidated balance sheets in the total of $1,227 and 1,762 and $733 and $1,071, respectively. During the years ended December 31, 2022 and 2023, the Company recorded $2,167and $691, respectively, in severance expenses related to these employees.

Warrants to preferred shares

Prior to the IPO, the Company issued warrants to purchase the Company's convertible preferred shares which were classified as a liability on the balance sheet and measured at fair value. The Company measured the warrants at fair value by applying the Option Pricing Method ("OPM") in each reporting period until they were converted. Changes in the fair value being recognized in the Company's statement of operations as financial income or expense, as appropriate.

	Year Ended December 31
	2021	2022	2023
	(in thousands)
Beginning of the year	$5,738	$-	$-
Change in fair value	5,872	-	-
Conversion to shares	(11,610)	-	-
End of year	$-	$-	$-

Funds receivable and payable to customers

Funds receivable represent cash received or settled from end-customers via third-party payment service providers, which flows through a Company bank account for payment to the Company’s customers. This cash and related receivables represent the total amount due to the Company’s customers and as such, a liability for the same amount is recorded to funds payable to customers.

Accounting Pronouncements Not Yet Adopted

In November 2023, the Financial Accounting Standards Board (FASB) issued ASU No. 2023-07, Reportable Segments (Topic 280): Improvements to Reportable Segment Disclosures, which expands annual and interim disclosure requirements for reportable segments, primarily through enhanced disclosures about significant segment expenses, including public entities with a single operating or reportable segment. The updated standard will be effective for annual periods beginning in fiscal 2024 and interim periods beginning in the first quarter of fiscal 2025. Early adoption is permitted. The Company expect this ASU to only impact its disclosures with no impacts to the results of operations, cash flows, and financial condition.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which expands disclosures in an entity’s income tax rate reconciliation table and regarding cash taxes paid both in the U.S. and foreign jurisdictions. The updated standard will be effective for annual periods beginning in fiscal 2026. The Company expect this ASU to only impact its disclosures with no impacts to the results of operations, cash flows, and financial condition.

Immaterial Prior Period Error Correction

During the year ended December 31, 2023, the Company has voluntarily corrected retrospectively an immaterial error related to the presentation of “Exchange rate differences on balances of cash, cash equivalents” as a separate part of the reconciliation of the change in the "Total cash, cash equivalents and restricted cash” in the consolidated statements of Cash Flows, which was not included in previously issued consolidated financial statements.

The following tables summarize the effects of the corrections on the Company’s consolidated statements of Cash Flows for the years ended December 31, 2022, and 2021:

	Year Ended December 31, 2022
	As Previously Stated	Adjustment	As Revised
	(in thousands)

Unrealized loss (gain) on foreign currency	$-	$7,843	$7,843
Net cash provided by operating activities	$81,485	$7,843	$89,328
Exchange rate differences on balances of cash, cash equivalents and restricted cash	$-	$(7,843)	$(7,843)

	Year Ended December 31, 2021
	As Previously Stated	Adjustment	As Revised
	(in thousands)

Unrealized loss (gain) on foreign currency	$-	$2,403	$2,403
Net cash provided by operating activities	$15,748	$2,403	$18,151
Exchange rate differences on balances of cash, cash equivalents and restricted cash	$-	$(2,403)	$(2,403)